DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,619,236	$ 3,270,590
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,254,214	2,911,014
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	124,997	107,580
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	240,025	251,996
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,088,004	2,831,078
Innerwear(1)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 531,232	$ 439,512